S000036777 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	153 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
J.P. Morgan USD Emerging Markets High Yield Bond Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	13.06%	2.59%	4.55%
J.P. Morgan EMBI Global Diversified Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	6.54%	0.12%	3.13%
iShares J.P. Morgan EM High Yield Bond ETF
Prospectus [Line Items]
Average Annual Return, Percent		12.65%	2.20%	4.24%
Performance Inception Date					Apr. 03, 2012
iShares J.P. Morgan EM High Yield Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		9.51%	(0.44%)	1.54%
iShares J.P. Morgan EM High Yield Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.40%	0.48%	2.02%

[1]	Index returns through February 29, 2020 reflect the performance of the Morningstar® Emerging Markets High Yield Bond Index. Index returns beginning on March 2, 2020 reflect the performance of the J.P. Morgan USD Emerging Markets High Yield Bond Index, which, effective as of March 2, 2020, replaced the Morningstar® Emerging Markets High Yield Bond Index as the Underlying Index of the Fund.
[2]	The Fund has added this broad-based index in response to new regulatory requirements.